Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013